PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Short-Term Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the

Foreign Bond Portfolio (U.S. Dollar-Hedged) Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Real Return Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the StocksPLUS Growth and Income Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Total Return Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Total Return Portfolio II Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the All Asset Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Emerging Markets Bond Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Long-Term U.S. Government Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Low Duration Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Money Market Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the Global Bond Portfolio (Unhedged) Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Administrative Class Shares of the High Yield Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares of the Total Return Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares of the Total Return Portfolio II Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares of the Short-Term Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares of the Low Duration Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares of the All Asset Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares of the StocksPLUS Growth and Income Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares of the Real Return Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Institutional Class Shares of the High Yield Portfolio Dated April 29, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference

PIMCO VARIABLE INSURANCE TRUST

Supplement Dated May 4, 2004 to the

Prospectus for Advisor Class and Class M Shares of the All Asset Portfolio Dated May 1, 2004

Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to “PIMCO Advisors Distributors LLC” and “PIMCO Advisors Fund Management LLC” should be replaced with references to “PA Distributors LLC” and “PA Fund Management LLC,” respectively.

Investors Should Retain this Supplement for Future Reference